Cover	Oct. 23, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) is being filed to amend and supplement “Item 9.01 – Financial Statements and Exhibits,” included in the initial report on Form 8-K filed by Faraday Future Intelligent Electric Inc. (the “Company”) on October 26, 2026 (the “Initial Filing”), to include the required unaudited pro forma condensed consolidated financial statements for the Company pursuant to Article 11 of Regulation S-X acquisition related to the Company’s disposition of its robotics business (the “Robotics Business”) to FF EAI Robotics Ecosystem Inc. (“FFR”) as contemplated by that certain Transaction Agreement (the “Transaction Agreement”), dated as of October 12, 2026, by and among the Company, Smart Technology Holdings Ltd., a Cayman Islands company and subsidiary of the Company (the “Cayman Seller”), FFR, FF EAI Robotics Inc., a California corporation wholly owned by the Cayman Seller, and FFR Acquisition Sub LLC, a Delaware limited liability company and wholly owned subsidiary of FFR. The required unaudited pro forma condensed consolidated financial statements are filed as exhibits to this report under Item 9.01.
Document Period End Date	Oct. 23, 2026
Entity File Number	001-39395
Entity Registrant Name	Faraday Future Intelligent Electric Inc.
Entity Central Index Key	0001805521
Entity Tax Identification Number	84-4720320
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1990 E. Grand Avenue
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	424
Local Phone Number	276-7616
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	FFAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false